Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands, $ / shares in Thousands	Jun. 30, 2018	Dec. 31, 2017
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	174,372,449	173,573,572
Common Stock, Shares, Outstanding	174,372,449	173,573,572